INCOME TAXES - Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
INCOME TAXES
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Effect of non-deductible expenses		(14.60%)	(30.30%)	(27.40%)
Effect of non-taxable income		(6.90%)	3.70%	0.50%
Effect of preferential tax rate	(22.50%)
Others		147.90%	(23.40%)	(22.90%)
Effective tax rate	2.50%	151.40%	(25.00%)	(24.80%)